Provisions - Narrative (Details) £ in Millions	12 Months Ended
	Mar. 31, 2022 GBP (£) site	Mar. 31, 2021 GBP (£)	Mar. 31, 2020 GBP (£)
Disclosure of other provisions [line items]
Other provisions	£ 2,539	£ 2,227	£ 2,654
Expense of restructuring activities	423	146
Decommissioning
Disclosure of other provisions [line items]
Other provisions	258	244	254
Expense of restructuring activities	37	42
Decommissioning provision, ARO
Disclosure of other provisions [line items]
Other provisions	258	244
Restructuring
Disclosure of other provisions [line items]
Other provisions	17	26	35
Expense of restructuring activities	16	11
Other
Disclosure of other provisions [line items]
Other provisions	387	257	£ 294
Expense of restructuring activities	212	67
Liability for claims and claims adjustment
Disclosure of other provisions [line items]
Other provisions	163	166
Liability for interconnector excess revenues
Disclosure of other provisions [line items]
Other provisions	121	0
Onerous lease commitments and rates payable on surplus properties
Disclosure of other provisions [line items]
Other provisions	28	27
Emissions
Disclosure of other provisions [line items]
Other provisions	26	13
Other environment related provision
Disclosure of other provisions [line items]
Weighted average duration of cash flows			10 years
Other provisions	1,877	1,700	£ 2,071
Expense of restructuring activities	£ 158	26
Other environment related provision | US
Disclosure of other provisions [line items]
Number of Superfund sites | site	3
Weighted average duration of cash flows	11 years
Other provisions	£ 1,725	£ 1,533